FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

Movement in relation to allowance for expected credit losses are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	28,683	27,805	193
Addition	—	26,706	185
Reversal	(878)	—	—
Balance at the end of the year	27,805	54,511	378

SCHEDULE OF CONCENTRATION RISK

The following table sets forth a summary of single customers who represent 10% or more of the Company’s revenue:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Customer A	733,028	656,559	*	*
Customer B	348,730	*	*	*
Total	1,081,758	656,559	—	—

*	Less than 10%

SCHEDULE OF FINANCIAL INSTRUMENTS

The following tables show the remaining contractual maturities at the end of the years presented of the Company’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows：

	June 30, 2024
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,415,521	1,482,731	253,725	187,774	141,188	132,216	104,098	663,730
Bank and other borrowings	909,981	909,981	146,080	91,142	91,610	82,586	77,241	421,322
Accounts payable	197,418	197,418	197,418	—	—	—	—	—
Other payables and accruals	291,416	291,416	291,416	—	—	—	—	—
Long-term payables	5,760	5,760	—	2,880	2,880	—	—	—
Total	2,820,096	2,887,306	888,639	281,796	235,678	214,802	181,339	1,085,052

	June 30, 2025
	JPY’000
	Carrying amount	Total	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years
Lease liabilities	1,131,103	1,152,824	388,800	304,506	172,928	119,272	101,518	65,800
Bank and other borrowings	882,841	882,841	116,150	110,618	101,594	95,800	80,784	377,895
Other payables and accruals	305,196	305,196	305,196	—	—	—	—	—
Accounts payable	271,083	271,083	271,083	—	—	—	—	—
Long-term payables	16,142	16,142	—	4,775	1,895	947	947	7,578
Total	2,606,365	2,628,086	1,081,229	419,899	276,417	216,019	183,249	451,273